SP Funds 2040 Target Date Fund
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 92.3%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	6,092	$111,362
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	17,913	823,461
SP Funds S&P Global REIT Sharia ETF (a)	5,644	107,405
SP Funds S&P Global Technology ETF (a)(b)	24,512	771,549
SP Funds S&P World (ex-US) ETF (a)	18,448	446,442
TOTAL EXCHANGE TRADED FUNDS (Cost $2,050,054)		2,260,219

TOTAL INVESTMENTS - 92.3% (Cost $2,050,054)		2,260,219
Other Assets in Excess of Liabilities - 7.7%		188,076
TOTAL NET ASSETS - 100.0%		$2,448,295
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SP Funds 2040 Target Date Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Exchange Traded Funds	$2,260,219	$–	$–	$2,260,219
Total Investments	$2,260,219	$–	$–	$2,260,219

Refer to the Schedule of Investments for further disaggregation of investment categories.

SP Funds 2040 Target Date Fund
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 92.3%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	6,092	$111,362
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	17,913	823,461
SP Funds S&P Global REIT Sharia ETF (a)	5,644	107,405
SP Funds S&P Global Technology ETF (a)(b)	24,512	771,549
SP Funds S&P World (ex-US) ETF (a)	18,448	446,442
TOTAL EXCHANGE TRADED FUNDS (Cost $2,050,054)		2,260,219

TOTAL INVESTMENTS - 92.3% (Cost $2,050,054)		2,260,219
Other Assets in Excess of Liabilities - 7.7%		188,076
TOTAL NET ASSETS - 100.0%		$2,448,295
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SP Funds 2040 Target Date Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Exchange Traded Funds	$2,260,219	$–	$–	$2,260,219
Total Investments	$2,260,219	$–	$–	$2,260,219

Refer to the Schedule of Investments for further disaggregation of investment categories.